Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Core Fixed Income Portfolio
Supplement dated September 13, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Core Fixed Income Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
On August 23, 2024, the Board of Trustees of the Trust (the Board) approved: (i) a new subadvisory agreement with J.P. Morgan Investment Management Inc. (J.P. Morgan) to serve as a subadviser to the Portfolio alongside PGIM Fixed Income, a business unit of PGIM, Inc., PGIM Limited, Wellington Management Company LLP, Western Asset Management Company Limited, and Western Asset Management Company, LLC; (ii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iii) revisions to the Portfolio’s managem ent fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about September 27, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective September 27, 2024:
I.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.68%
-Fee Waiver and/or Expense Reimbursement	(0.00)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.68%
Reimbursement

II.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Core Fixed Income	$69	$218	$379	$847
Portfolio
III.The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST CORE FIXED INCOME PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as “junk bonds”), but at least B-/B3, or if unrated, are determined by the Portfolio’s subadvisers to be of comparable quality.
The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio’s dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio may invest in other pooled investment vehicles, including other portfolios of the Trust, other open- end or closed-end investment companies, and both active and passive exchange-traded funds (ETFs).
In addition to the Portfolio's investment in those underlying pooled investment vehicles, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio.
The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns. In addition, the Portfolio may also invest up to 25% of its total assets in the securities of non-US issuers and may invest up to 20% of its total assets in non-US dollar denominated securities.
The Portfolio is allocated among four subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), Wellington Management Company LLP (Wellington Management), Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset), and J.P. Morgan Investment Management Inc. Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

AST Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST Core Fixed Income Portfolio
Supplement dated September 13, 2024 to the
Prospectus and Summary Prospectus, dated May 1, 2024, as supplemented
This supplement should be read in conjunction with the prospectus (the Prospectus) and summary prospectus (the Summary Prospectus) for the AST Core Fixed Income Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus and Summary Prospectus.
On August 23, 2024, the Board of Trustees of the Trust (the Board) approved: (i) a new subadvisory agreement with J.P. Morgan Investment Management Inc. (J.P. Morgan) to serve as a subadviser to the Portfolio alongside PGIM Fixed Income, a business unit of PGIM, Inc., PGIM Limited, Wellington Management Company LLP, Western Asset Management Company Limited, and Western Asset Management Company, LLC; (ii) certain revisions to the principal investment strategy of the Portfolio to reflect the different mix of subadvisers to the Portfolio; and (iii) revisions to the Portfolio’s managem ent fee rate schedule, which are expected to lower the Portfolio’s effective management fee. These changes are expected to become effective on or about September 27, 2024.
To reflect the changes described above, the Summary Prospectus and Prospectus are hereby revised as follows, effective September 27, 2024:
I.The following table hereby replaces the “Annual Portfolio Operating Expenses” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.41%
+Distribution and/or Service Fees (12b-1 Fees)	0.25%
+Other Expenses	0.02%
+ Acquired Fund Fees & Expenses	0.00%
=Total Annual Portfolio Operating Expenses	0.68%
-Fee Waiver and/or Expense Reimbursement	(0.00)%
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense	0.68%
Reimbursement

II.The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section in the Summary section of the Prospectus and Summary Prospectus for the Portfolio:
	1 Year	3 Years	5 Years	10 Years
AST Core Fixed Income	$69	$218	$379	$847
Portfolio
III.The description of the Portfolio’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and the description of the Portfolio’s principal investment strategies in the “SUMMARY: AST CORE FIXED INCOME PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus are hereby deleted in their entirety and replaced with the description set forth below:
Principal Investment Strategies. In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as “junk bonds”), but at least B-/B3, or if unrated, are determined by the Portfolio’s subadvisers to be of comparable quality.
The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio’s dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The Portfolio may invest in other pooled investment vehicles, including other portfolios of the Trust, other open- end or closed-end investment companies, and both active and passive exchange-traded funds (ETFs).
In addition to the Portfolio's investment in those underlying pooled investment vehicles, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio.
The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns. In addition, the Portfolio may also invest up to 25% of its total assets in the securities of non-US issuers and may invest up to 20% of its total assets in non-US dollar denominated securities.
The Portfolio is allocated among four subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), Wellington Management Company LLP (Wellington Management), Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset), and J.P. Morgan Investment Management Inc. Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade (sometimes referred to as “junk bonds”), but at least B-/B3, or if unrated, are determined by the Portfolio’s subadvisers to be of comparable quality.The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole. The Portfolio’s dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer).The Portfolio may invest in other pooled investment vehicles, including other portfolios of the Trust, other open- end or closed-end investment companies, and both active and passive exchange-traded funds (ETFs).In addition to the Portfolio's investment in those underlying pooled investment vehicles, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio.The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns. In addition, the Portfolio may also invest up to 25% of its total assets in the securities of non-US issuers and may invest up to 20% of its total assets in non-US dollar denominated securities.The Portfolio is allocated among four subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), Wellington Management Company LLP (Wellington Management), Western Asset Management Company, LLC/ Western Asset Management Company Limited (collectively, Western Asset), and J.P. Morgan Investment Management Inc. Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.
AST Core Fixed Income Portfolio | AST Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
+Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
+Other Expenses	rr_OtherExpensesOverAssets	0.02%
+ Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
=Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
-Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
=Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	847
1 Year	rr_ExpenseExampleNoRedemptionYear01	69
3 Years	rr_ExpenseExampleNoRedemptionYear03	218
5 Years	rr_ExpenseExampleNoRedemptionYear05	379
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 847